COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various CNH European affiliates	$ 291,206	$ 292,300
Private label revolving charge accounts
Commitments
Total credit limit	3,777,225	3,668,743
Utilized	310,689	265,177
Unfunded Commitment	3,466,536	3,403,566
Wholesale and dealer financing
Commitments
Total credit limit	5,285,100	4,930,074
Utilized	3,840,444	2,866,512
Unfunded Commitment	$ 1,444,656	$ 2,063,562